Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of information for cash-generating units [Line Items]
Initial licence period	20 years
Pre-tax discount rate	8.20%	8.40%
Global Services [Member]
Disclosure of information for cash-generating units [Line Items]
Pre-tax discount rate	8.70%	8.80%
Perpetuity growth rate	2.40%	2.30%
Amount by which unit's recoverable amount exceeds its carrying amount	£ 1,190	£ 768
Sensitivity analysis, percentage to increase in discount rate	13.50%
Sensitivity analysis of reduction in perpetuity growth rate revised assumption	4.00%
Sensitivity analysis, decrease in cash flows projection	42.00%
Enterprise [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%
Consumer [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%
EECGU [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%